INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [abstract]
INVESTMENTS IN SUBSIDIARIES

NOTE 14 - INVESTMENTS IN SUBSIDIARIES

(a)       Investments in subsidiaries

The Company has investments in companies recognized as investments in subsidiaries. All the companies defined as subsidiaries have been consolidated within the financial statements of LATAM Airlines Group S.A. and Subsidiaries. The consolidation also includes special-purpose entities.

Detail of significant subsidiaries and summarized financial information:

			Ownership
			As of	As of
	Country of	Functional	December 31,	December 31,
Name of significant subsidiary	incorporation	currency	2017	2016
			%	%
Lan Perú S.A.	Peru	US$	70.00000	70.00000
Lan Cargo S.A.	Chile	US$	99.89803	99.89803
Lan Argentina S.A.	Argentina	ARS	99.86560	99.86560
Transporte Aéreo S.A.	Chile	US$	100.00000	100.00000
Aerolane Líneas Aéreas Nacionales del Ecuador S.A.	Ecuador	US$	100.00000	100.00000
Aerovías de Integración Regional, AIRES S.A.	Colombia	COP	99.19061	99.19061
TAM S.A.	Brazil	BRL	99.99938	99.99938

The consolidated subsidiaries do not have significant restrictions for transferring funds to controller.

Summary financial information of significant subsidiaries

							Results for the period
	Statement of financial position as of December 31, 2017						ended December 31, 2017
	Total	Current	Non-current	Total	Current	Non-current		Net
Name of significant subsidiary	Assets	Assets	Assets	Liabilities	Liabilities	Liabilities	Revenue	Income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Lan Perú S.A.	315,607	294,308	21,299	303,204	301,476	1,728	1,046,423	1,205
Lan Cargo S.A.	584,169	266,836	317,333	371,934	292,529	79,405	264,544	(30,220)
Lan Argentina S.A.	198,951	166,445	32,506	143,731	139,914	3,817	387,557	(41,636)
Transporte Aéreo S.A.	324,498	30,909	293,589	104,357	36,901	67,456	317,436	2,172
Aerolane Líneas Aéreas Nacionales del Ecuador S.A.	96,407	66,166	30,241	84,123	78,817	5,306	219,039	3,722
Aerovías de Integración Regional, AIRES S.A.	138,138	64,160	73,978	91,431	80,081	11,350	279,414	526
TAM S.A. (*)	4,490,714	1,843,822	2,646,892	3,555,423	2,052,633	1,502,790	4,621,338	160,582

	Statement of financial position as of December 31, 2016						Results for the period ended December 31, 2016
	Total	Current	Non-current	Total	Current	Non-current		Net
Name of significant subsidiary	Assets	Assets	Assets	Liabilities	Liabilities	Liabilities	Revenue	Income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Lan Perú S.A.	306,111	283,691	22,420	294,912	293,602	1,310	967,787	(2,164)
Lan Cargo S.A.	480,908	144,309	336,599	239,728	211,395	28,333	266,296	(24,813)
Lan Argentina S.A.	216,331	194,306	22,025	200,172	197,330	2,842	371,896	(29,572)
Transporte Aéreo S.A.	340,940	36,986	303,954	124,805	59,668	65,137	297,247	8,206
Aerolane Líneas Aéreas Nacionales del Ecuador S.A.	89,667	56,064	33,603	81,101	75,985	5,116	219,676	(1,281)
Aerovías de Integración Regional, AIRES S.A.	129,734	55,132	74,602	85,288	74,160	11,128	277,503	(13,675)
TAM S.A. (*)	5,287,286	1,794,189	3,493,097	4,710,308	2,837,620	1,872,688	4,145,951	2,107

	Statement of financial position as of December 31, 2015						Results for the period ended December 31, 2015
	Total	Current	Non-current	Total	Current	Non-current		Net
Name of significant subsidiary	Assets	Assets	Assets	Liabilities	Liabilities	Liabilities	Revenue	Income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Lan Perú S.A.	255,691	232,547	23,144	240,938	239,521	1,417	1,078,992	5,068
Lan Cargo S.A.	483,033	159,294	323,739	217,037	147,423	69,614	278,117	(74,408)
Lan Argentina S.A.	195,756	180,558	15,198	170,384	168,126	2,258	443,317	9,432
Transporte Aéreo S.A.	331,117	41,756	289,361	122,666	44,495	78,171	324,464	5,878
Aerolane Líneas Aéreas Nacionales del Ecuador S.A.	126,001	80,641	45,360	116,153	111,245	4,908	246,402	(1,278)
Aerovías de Integración Regional, AIRES S.A.	130,039	62,937	67,102	75,003	64,829	10,174	291,354	(34,079)
TAM S.A. (*)	4,711,316	1,350,377	3,360,939	4,199,223	1,963,400	2,235,823	4,597,611	(183,812)

(*) Correspond to consolidated information of TAM S.A. and Subsidiaries.

(b)       Non-controlling interest

			As of	As of	As of	As of
		Country	December 31,	December 31,	December 31,	December 31,
Equity	Tax No.	of origin	2017	2016	2017	2016
			%	%	ThUS$	ThUS$

Lan Perú S.A	0-E	Peru	30.00000	30.00000	3,722	3,360
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	849	957
Promotora Aérea Latinoamericana S.A. and Subsidiaries	0-E	Mexico	51.00000	51.00000	4,578	3,162
Inversora Cordillera S.A. and Subsidiaries	0-E	Argentina	0,13940	0.70422	3,502	515
Lan Argentina S.A.	0-E	Argentina	0,02842	0.13440	79	(311)
Americonsult de Guatemala S.A.	0-E	Guatemala	1.00000	1.00000	1	1
Americonsult Costa Rica S.A.	0-E	Costa Rica	1.00000	1.00000	12	12
Linea Aérea Carguera de Colombiana S.A.	0-E	Colombia	10.00000	10.00000	(520)	(905)
Aerolíneas Regionales de Integración Aires S.A.	0-E	Colombia	0.80944	0.80944	461	436
Transportes Aereos del Mercosur S.A.	0-E	Paraguay	5.02000	5.02000	1,324	1,104
Multiplus S.A.	0-E	Brazil	27.26000	27.26000	77,139	80,313
Total					91,147	88,644

			As of	As of	As of	For the period ended
		Country	December 31,	December 31,	December 31,	December 31,
Incomes	Tax No.	of origin	2017	2016	2015	2017	2016	2015
			%	%	%	ThUS$	ThUS$	ThUS$

Lan Perú S.A	0-E	Peru	30.00000	30.00000	30.00000	360	(649)	1,521
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	0.10605	(4)	(7)	(69)
Promotora Aerea Latinoamericana S.A. and Subsidiaries	0-E	Mexico	51.00000	51.00000	51.00000	1,416	96	1,349
Inversora Cordillera S.A. and Subsidiaries	0-E	Argentina	0,13940	0.70422	0.70422	117	364	281
Lan Argentina S.A.	0-E	Argentina	0,02842	0.13440	1.00000	24	77	61
Americonsult de Guatemala S.A.	0-E	Guatemala	1.00000	1.00000	1.00000	-	(4)	1
Americonsult Costa Rica S.A.	0-E	Costa Rica	1.00000	1.00000	1.00000	-	-	5
Linea Aérea Carguera de Colombiana S.A.	0-E	Colombia	10.00000	10.00000	10.00000	398	(106)	14
Aerolíneas Regionales de Integración Aires S.A.	0-E	Colombia	0.80944	0.80944	0.98307	4	(140)	(335)
Transportes Aereos del Mercosur S.A.	0-E	Paraguay	5.02000	5.02000	5.02000	299	146	431
Multiplus S.A.	0-E	Brazil	27.26000	27.26000	27.26000	42,796	41,673	37,283
Total						45,410	41,450	40,542